Quarterly Holdings Report
for

Fidelity® Massachusetts Municipal Income Fund

October 31, 2019

MFL-QTLY-1219
1.809072.116

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 95.7%
	Principal Amount	Value
Guam - 0.0%
Guam Int'l. Arpt. Auth. Rev. Series C, 5% 10/1/21 (a)	890,000	929,320
Massachusetts - 95.7%
Belmont Gen. Oblig. Series 2019, 4% 3/15/49	13,520,000	15,059,793
Berkshire Wind Pwr. Coop. Corp.:
(Wind Proj.) Series 1, 5.25% 7/1/30 (Pre-Refunded to 1/1/20 @ 100)	$5,000,000	$5,031,900
Series 2017 2:
5% 7/1/22	350,000	383,978
5% 7/1/25	505,000	603,394
5% 7/1/26	925,000	1,127,936
5% 7/1/27	700,000	868,931
5% 7/1/30	480,000	586,493
Series 2017, 5% 7/1/21	700,000	743,533
Blue Hills Reg'l. Technical Series 2019, 4% 2/1/49	2,000,000	2,206,240
Boston Wtr. & Swr. Commission Rev.:
Series 2012 A, 4% 11/1/25	2,950,000	3,199,747
Series 2016 B:
5% 11/1/34	1,000,000	1,133,520
5% 11/1/35	1,500,000	1,699,665
5% 11/1/36	1,700,000	1,922,054
Sr. Series A, 5.25% 11/1/19	1,135,000	1,135,000
Braintree Gen. Oblig.:
5% 5/15/26	2,300,000	2,840,339
5% 5/15/27	2,000,000	2,528,040
5% 5/15/28	600,000	775,296
Cambridge Gen. Oblig. Series 12:
5% 1/1/23	865,000	936,449
5% 1/1/24	340,000	367,948
Framingham Gen. Oblig. Series 2012 A:
4% 12/1/20	1,260,000	1,299,073
4% 12/1/24	1,360,000	1,475,940
Lowell Gen. Oblig. Series 2019:
5% 9/1/28	1,215,000	1,554,204
5% 9/1/29	700,000	889,567
Lynn Wtr. & Swr. Commission Gen. Rev. Series 2003 A, 5% 12/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	440,000	441,272
Marshfield Gen. Oblig.:
5% 11/1/20	1,780,000	1,848,819
5% 11/1/21	1,730,000	1,862,328
Massachusetts Bay Trans. Auth.:
Series 1991 A, 7% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	780,000	818,353
7% 3/1/21	385,000	403,930
Massachusetts Bay Trans. Auth. Assessment Rev. Series 2012 A, 5% 7/1/22	6,110,000	6,730,165
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2003 C, 5.25% 7/1/23	3,950,000	4,528,043
Series 2005 B, 5.5% 7/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	5,398,320
Series 2006 A:
5.25% 7/1/29	3,005,000	3,988,446
5.25% 7/1/32	6,745,000	9,350,459
Series 2010 B:
5% 7/1/26	1,000,000	1,025,100
5% 7/1/28	1,000,000	1,024,960
5% 7/1/30	1,000,000	1,024,560
Series 2015 A:
5% 7/1/40	14,570,000	16,988,474
5% 7/1/45	14,125,000	16,372,005
Massachusetts Clean Energy Coop. Corp. Series 2013:
5% 7/1/25	2,795,000	3,170,201
5% 7/1/30	3,725,000	4,213,497
Massachusetts Clean Wtr. Trust:
(Pool Prog.):
Series 2004 A, 5.25% 2/1/24	1,170,000	1,366,665
Series 8, 5% 8/1/20	105,000	105,304
Series 18:
5% 2/1/28	3,500,000	4,050,655
5% 2/1/29	6,355,000	7,340,533
Series 2002 A, 5.25% 8/1/20	245,000	245,756
Series 2012 B:
5% 8/1/27	295,000	325,090
5% 8/1/27 (Pre-Refunded to 8/1/22 @ 100)	5,605,000	6,190,442
5% 8/1/28	330,000	363,376
5% 8/1/28 (Pre-Refunded to 8/1/22 @ 100)	6,240,000	6,891,768
Series 22, 5% 8/1/30	6,440,000	8,392,737
Series 6, 5.5% 8/1/30	1,310,000	1,314,271
Massachusetts Commonwealth Trans. Fund Rev.:
(Accelerated Bridge Prog.) Series 2014 A, 5% 6/1/44	22,295,000	25,220,773
(Rail Enhancement & Accelerated Bridge Prog.) Series 2018 A:
5% 6/1/35	2,885,000	3,599,874
5% 6/1/36	3,035,000	3,774,174
(Rail Enhancement & Accelerated Bridge Progs.) Series 2018 A, 5.25% 6/1/43	14,575,000	18,104,628
(Rail Enhancement Prog.) Series 2015 A, 5% 6/1/45	17,750,000	20,739,988
Series 2017 A, 5% 6/1/32	4,580,000	5,717,535
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev.:
Bonds Series 2019 A, 5%, tender 1/1/23 (b)	7,520,000	8,359,533
Series 2010 B:
5% 1/1/22	10,000,000	10,060,700
5% 1/1/25	13,340,000	13,420,974
5% 1/1/27	7,000,000	7,042,490
5% 1/1/32	3,495,000	3,516,215
Series A:
5% 1/1/21	5,305,000	5,531,736
5% 1/1/22	1,500,000	1,620,705
5% 1/1/23	2,000,000	2,232,500
5% 1/1/24	1,175,000	1,352,825
5% 1/1/35	3,500,000	4,346,860
5% 1/1/37	2,000,000	2,469,360
Massachusetts Dev. Fin. Agcy. Hosp. Rev. Series 2013:
5.25% 11/15/36	3,000,000	3,367,140
5.25% 11/15/41	4,620,000	5,136,193
Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev. Bonds Series 2019, 1.39%, tender 2/1/22 (b)	4,950,000	4,954,010
Massachusetts Dev. Fin. Agcy. Rev.:
(Babson College, MA Proj.) Series 2017, 5% 10/1/47	5,500,000	6,558,585
(Babson College, MA. Proj.) Series 2017:
5% 10/1/28	465,000	584,756
5% 10/1/29	735,000	917,427
5% 10/1/42	4,000,000	4,784,160
(Boston College Proj.) Series T:
5% 7/1/37	1,415,000	1,721,914
5% 7/1/38	3,685,000	4,469,794
5% 7/1/39	4,450,000	5,389,885
5% 7/1/42	2,805,000	3,377,388
(Broad Institute Proj.) Series 2017:
5% 4/1/33	10,145,000	12,589,742
5% 4/1/34	2,500,000	3,095,975
5% 4/1/35	2,455,000	3,032,932
5% 4/1/37	1,500,000	1,843,035
(Broad Institute Proj.) Series 2017, 5% 4/1/36	2,205,000	2,717,177
(Carleton-Willard Village Proj.) Series 2010:
4.75% 12/1/20	1,435,000	1,439,075
5.25% 12/1/25	820,000	822,468
5.625% 12/1/30	1,000,000	1,002,980
(Deerfield Academy Proj.) 5% 10/1/40	10,500,000	10,823,400
(Lawrence Gen. Hosp. MA. Proj.) Series 2017, 5% 7/1/47	1,915,000	2,125,382
(Lesley Univ. Proj.) Series 2016:
5% 7/1/29	1,640,000	1,964,195
5% 7/1/32	1,905,000	2,255,730
(Newbridge On The Charles Proj.) Series 2017:
4% 10/1/24 (c)	500,000	539,230
4% 10/1/25 (c)	500,000	544,680
4% 10/1/26 (c)	500,000	544,460
4% 10/1/27 (c)	350,000	380,181
5% 10/1/37 (c)	1,000,000	1,107,730
5% 10/1/47 (c)	1,000,000	1,100,530
5% 10/1/57 (c)	6,000,000	6,585,300
(Partners HealthCare Sys. Proj.) Series 2011 K6, 5.375% 7/1/41 (Pre-Refunded to 7/1/20 @ 100)	7,000,000	7,191,450
(Partners Healthcare Sys., Inc. Proj.) Series 2017 S:
5% 7/1/25	1,000,000	1,200,870
5% 7/1/31	21,180,000	26,471,188
5% 7/1/32	985,000	1,225,724
5% 7/1/34	750,000	927,090
(Partners Healthcare Sys., Inc.) Series 2012, 5% 7/1/31	4,870,000	5,159,570
(Suffolk Univ. Proj.) Series 2017:
5% 7/1/21	750,000	795,495
5% 7/1/22	875,000	957,294
5% 7/1/23	2,420,000	2,726,541
5% 7/1/24	2,000,000	2,315,020
5% 7/1/25	1,500,000	1,776,120
5% 7/1/26	1,935,000	2,330,959
5% 7/1/27	2,085,000	2,551,185
5% 7/1/28	4,300,000	5,229,617
(Suffolk Univ., Proj.) Series 2017, 5% 7/1/32	1,000,000	1,191,700
(Tufts Med. Ctr. Proj.) Series 2011:
6.25% 1/1/27 (Pre-Refunded to 1/1/21 @ 100)	5,000,000	5,287,700
6.875% 1/1/41 (Pre-Refunded to 1/1/21 @ 100)	3,790,000	4,034,758
(UMASS Boston Student Hsg. Proj.) Series 2016:
5% 10/1/29	3,120,000	3,659,417
5% 10/1/30	1,100,000	1,282,985
5% 10/1/31	1,200,000	1,397,004
5% 10/1/32	1,240,000	1,438,884
5% 10/1/33	1,235,000	1,428,784
(UMass Memorial Health Care Proj.) Series K:
5% 7/1/28	1,260,000	1,521,437
5% 7/1/29	1,320,000	1,586,521
5% 7/1/30	1,390,000	1,663,107
5% 7/1/38	3,750,000	4,364,100
(Univ. of Massachusetts Health Cr., Inc. Proj.) Series 2017 L, 4% 7/1/44	14,000,000	15,046,500
(Univ. of Massachusetts Health Cr., Inc.) Series 2011 H, 5.5% 7/1/31	370,000	393,850
(Wentworth Institute of Technology Proj.) Series 2017:
5% 10/1/34	1,425,000	1,656,135
5% 10/1/35	1,495,000	1,732,481
5% 10/1/46	4,250,000	4,837,605
(Wheaton College, MA. Proj.) Series 2017 H:
5% 1/1/20	1,000,000	1,005,924
5% 1/1/21	1,560,000	1,627,408
5% 1/1/22	1,120,000	1,209,376
5% 1/1/23	1,440,000	1,604,549
5% 1/1/24	1,100,000	1,259,258
5% 1/1/29	1,435,000	1,788,570
5% 1/1/31	1,580,000	1,942,199
5% 1/1/32	1,665,000	2,036,878
5% 1/1/33	1,745,000	2,122,653
5% 1/1/34	1,835,000	2,224,460
5% 1/1/35	1,000,000	1,207,710
5% 1/1/36	1,000,000	1,202,040
5% 1/1/42	5,775,000	6,825,357
5% 1/1/47	1,895,000	2,227,629
5% 1/1/53	3,425,000	3,978,035
Series 2008 B:
0% 1/1/37 (Assured Guaranty Corp. Insured)	1,745,000	1,075,356
0% 1/1/40 (Assured Guaranty Corp. Insured)	5,000,000	2,745,400
0% 1/1/41 (Assured Guaranty Corp. Insured)	5,000,000	2,641,650
0% 1/1/42 (Assured Guaranty Corp. Insured)	5,000,000	2,540,400
Series 2011 B, 5% 7/1/41	6,520,000	6,883,360
Series 2011 H, 5.125% 7/1/26	5,595,000	5,922,811
Series 2011:
5% 10/1/20	1,215,000	1,256,460
5.25% 10/1/41	5,485,000	5,846,078
5.5% 7/1/31 (Pre-Refunded to 7/1/21 @ 100)	7,380,000	7,903,168
6.25% 1/1/27 (Pre-Refunded to 1/1/21 @ 100)	7,485,000	7,920,178
6.875% 1/1/41 (Pre-Refunded to 1/1/21 @ 100)	5,750,000	6,124,785
Series 2012 G:
5% 10/1/23	2,245,000	2,393,686
5% 10/1/24	1,625,000	1,731,990
5% 10/1/25	1,600,000	1,704,720
5% 10/1/26	2,170,000	2,325,198
5% 10/1/27	2,235,000	2,392,210
5% 10/1/28	1,240,000	1,326,006
Series 2012, 5% 7/1/36 (Pre-Refunded to 7/1/21 @ 100)	6,000,000	6,376,200
Series 2013 A:
6.25% 11/15/33 (Pre-Refunded to 11/15/23 @ 100) (c)	2,245,000	2,680,957
6.5% 11/15/43 (Pre-Refunded to 11/15/23 @ 100) (c)	4,000,000	4,812,440
Series 2013 F:
4% 7/1/32	2,050,000	2,134,952
4% 7/1/43	21,685,000	22,418,820
5% 7/1/27	1,300,000	1,452,282
5% 7/1/37	3,925,000	4,310,867
Series 2013 G, 5% 7/1/44	10,110,000	11,101,791
Series 2013 P, 5% 7/1/43	12,320,000	13,749,736
Series 2013 X, 5% 10/1/48	14,920,000	16,614,464
Series 2013, 5% 7/1/21	1,085,000	1,147,854
Series 2014 A:
5% 3/1/32	1,700,000	1,945,599
5% 3/1/33	1,250,000	1,428,338
5% 3/1/39	4,000,000	4,539,240
5% 3/1/44	15,765,000	17,792,537
Series 2014 F:
5% 7/15/20	300,000	305,519
5% 7/15/21	300,000	313,293
5% 7/15/22	400,000	427,696
5% 7/15/23	350,000	382,732
5% 7/15/24	400,000	435,116
5% 7/15/25	550,000	597,108
5% 7/15/26	500,000	541,560
5% 7/15/27	200,000	216,026
5% 7/15/28	320,000	344,675
5.625% 7/15/36	800,000	875,520
5.75% 7/15/43	4,700,000	5,128,922
Series 2014 M4, 5% 7/1/44	15,000,000	16,549,800
Series 2014 P:
5% 10/1/32	5,000,000	5,801,700
5% 10/1/46	7,080,000	7,974,346
Series 2015 D, 5% 7/1/44	10,975,000	12,343,692
Series 2015 F, 5% 8/15/45	18,290,000	20,880,779
Series 2015 H1:
5% 7/1/26	3,585,000	4,269,126
5% 7/1/29	3,750,000	4,425,375
5% 7/1/30	1,800,000	2,111,058
5% 7/1/31	1,190,000	1,392,122
5% 7/1/32	1,000,000	1,166,740
5% 7/1/33	1,000,000	1,164,720
Series 2015 O2:
5% 7/1/27	8,635,000	10,370,031
5% 7/1/29	4,495,000	5,368,918
Series 2015 Q:
5% 8/15/28	1,000,000	1,191,320
5% 8/15/29	1,000,000	1,185,080
5% 8/15/32	1,500,000	1,766,415
5% 8/15/33	1,500,000	1,762,575
5% 8/15/34	1,790,000	2,100,905
5% 8/15/38	1,690,000	1,971,250
Series 2015:
5% 1/1/25	3,525,000	4,081,703
5% 1/1/27	2,695,000	3,098,495
5% 1/1/28	1,850,000	2,117,566
5% 1/1/29	2,945,000	3,364,074
Series 2016 A, 5.25% 1/1/42	7,000,000	8,149,960
Series 2016 E:
5% 7/1/31	1,000,000	1,170,060
5% 7/1/32	2,200,000	2,564,782
5% 7/1/33	1,500,000	1,745,235
5% 7/1/34	1,500,000	1,742,010
5% 7/1/35	1,500,000	1,738,275
5% 7/1/36	1,000,000	1,156,390
5% 7/1/37	2,000,000	2,303,760
Series 2016 I:
5% 7/1/25	250,000	294,685
5% 7/1/27	1,150,000	1,383,565
5% 7/1/27	1,100,000	1,315,765
5% 7/1/29	1,580,000	1,872,742
5% 7/1/30	2,400,000	2,829,336
5% 7/1/31	2,000,000	2,348,220
5% 7/1/32	1,610,000	1,883,459
5% 7/1/34	3,035,000	3,602,788
5% 7/1/36	2,000,000	2,363,980
5% 7/1/37	1,470,000	1,731,734
5% 7/1/38	1,000,000	1,175,360
5% 7/1/41	14,790,000	16,922,866
Series 2016 N:
5% 12/1/34	1,000,000	1,204,990
5% 12/1/36	2,520,000	3,015,130
Series 2016:
4% 10/1/36	1,250,000	1,380,838
5% 7/1/26	1,710,000	2,059,917
5% 7/1/29	2,000,000	2,385,680
5% 7/1/30	2,000,000	2,372,800
5% 7/1/31	1,700,000	2,008,703
5% 10/1/32	1,760,000	2,134,387
5% 9/1/33	475,000	574,270
5% 10/1/33	1,500,000	1,813,575
5% 10/1/34	1,500,000	1,809,990
5% 9/1/35	375,000	451,470
5% 10/1/35	1,500,000	1,805,805
5% 7/1/36	3,000,000	3,497,250
5% 9/1/36	315,000	378,419
5% 9/1/37	840,000	1,000,751
5% 10/1/37	2,000,000	2,390,760
5% 10/1/39	5,000,000	5,953,250
5% 7/1/40	5,325,000	6,289,837
5% 7/1/41	5,145,000	5,924,313
5% 9/1/46	3,235,000	3,818,626
5% 10/1/46	4,000,000	4,715,320
5% 10/1/48	1,000,000	1,129,500
5% 9/1/52	9,115,000	10,585,432
Series 2017:
5% 7/1/20	500,000	512,213
5% 7/1/20	165,000	168,678
5% 7/1/21	180,000	189,821
5% 7/1/22	180,000	195,304
5% 7/1/25	1,105,000	1,331,647
5% 7/1/26	160,000	188,662
5% 7/1/27	1,000,000	1,263,510
5% 7/1/37	600,000	684,024
5% 7/1/42	2,110,000	2,383,140
5% 7/1/47	2,250,000	2,531,183
Series 2018:
5% 9/1/27	1,010,000	1,230,574
5% 9/1/29	1,390,000	1,711,312
5% 9/1/31	1,530,000	1,856,456
5% 9/1/33	1,185,000	1,425,662
5% 9/1/38	4,805,000	5,699,259
5% 6/1/43	4,740,000	5,774,789
5% 9/1/43	4,445,000	5,208,873
5% 6/1/48	7,000,000	8,486,730
Series 2019 A:
5% 7/1/30	1,350,000	1,663,713
5% 7/1/31	1,350,000	1,654,871
5% 7/1/32	2,000,000	2,443,680
5% 7/1/33	2,300,000	2,802,895
5% 7/1/34	1,400,000	1,701,980
5% 7/1/34	1,015,000	1,262,427
5% 7/1/36	1,120,000	1,384,858
5% 7/1/38	735,000	903,264
5% 7/1/39	2,250,000	2,695,568
5% 7/1/44	4,250,000	5,036,803
5% 7/1/44	2,250,000	2,716,223
5% 7/1/49	3,500,000	4,217,360
Series 2019 K:
4% 7/1/22	700,000	749,336
5% 7/1/23	500,000	565,245
5% 7/1/24	500,000	580,960
5% 7/1/33	2,000,000	2,487,960
5% 7/1/35	2,135,000	2,633,010
Series 2019 S1:
5% 10/1/20	3,325,000	3,441,848
5% 10/1/21	3,490,000	3,744,945
5% 10/1/25	1,965,000	2,384,351
5% 10/1/26	2,535,000	3,145,175
Series 2019 S2:
5% 10/1/32	1,410,000	1,807,197
5% 10/1/33	1,935,000	2,474,188
5% 10/1/34	2,165,000	2,758,989
Series A:
4% 6/1/49	8,000,000	8,512,960
5% 6/1/39	2,275,000	2,737,803
Series B, 0% 1/1/39 (Assured Guaranty Corp. Insured)	3,200,000	1,827,968
Series BB1, 5% 10/1/46	355,000	420,984
Series L, 5% 7/1/41 (Pre-Refunded to 7/1/21 @ 100)	4,900,000	5,207,230
Series N 2016:
5% 12/1/41	14,700,000	17,385,690
5% 12/1/46	7,000,000	8,198,680
5% 3/1/34	4,375,000	4,993,144
5.25% 7/1/25	1,000,000	1,092,540
5.25% 7/1/25 (Pre-Refunded to 7/1/22 @ 100)	1,000,000	1,105,080
5.25% 7/1/26	1,000,000	1,091,250
5.25% 7/1/26 (Pre-Refunded to 7/1/22 @ 100)	1,000,000	1,105,080
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 2.15%, tender 5/1/20 (a)(b)(c)	1,750,000	1,755,035
Massachusetts Edl. Fing. Auth. Rev.:
Series 2010 A, 5.5% 1/1/22	3,500,000	3,525,655
Series 2014 I, 5% 1/1/27 (a)	1,000,000	1,150,250
Series 2015 A, 5% 1/1/22 (a)	1,000,000	1,075,130
Series 2016 J:
5% 7/1/22 (a)	6,350,000	6,924,548
5% 7/1/23 (a)	9,825,000	11,013,530
Series 2017 A:
4% 7/1/21 (a)	1,000,000	1,042,450
5% 7/1/22 (a)	3,000,000	3,271,440
5% 7/1/23 (a)	2,500,000	2,802,425
5% 7/1/24 (a)	2,000,000	2,298,480
5% 7/1/25 (a)	4,500,000	5,288,400
5% 7/1/26 (a)	3,920,000	4,692,201
Series 2018 B:
5% 7/1/22 (a)	1,030,000	1,123,194
5% 7/1/27 (a)	7,500,000	9,117,225
5% 7/1/28 (a)	2,325,000	2,865,051
Series 2019 B:
5% 7/1/23 (a)	500,000	560,485
5% 7/1/24 (a)	1,000,000	1,149,240
5% 7/1/25 (a)	1,310,000	1,539,512
5% 7/1/26 (a)	1,215,000	1,454,343
5% 7/1/28 (a)	1,000,000	1,232,280
5% 7/1/29 (a)	2,500,000	3,115,300
Massachusetts Gen. Oblig.:
Series 2004 A, 5.5% 8/1/30	2,000,000	2,727,900
Series 2006 B, 5.25% 9/1/22	5,360,000	5,969,325
Series 2007 A, 3 month U.S. LIBOR + 0.570% 2.08% 5/1/37 (b)(d)	6,840,000	6,720,368
Series 2014 E:
5% 9/1/29	7,500,000	8,285,175
5% 9/1/30	5,000,000	5,516,100
5% 9/1/31	8,000,000	8,816,320
Series 2015 C:
5% 7/1/40	12,730,000	14,857,947
5% 7/1/45	22,075,000	25,612,298
Series 2016 A, 5% 3/1/46	12,985,000	14,617,474
Series 2016 B:
5% 7/1/33	5,500,000	6,636,355
5% 7/1/35	5,500,000	6,609,735
5% 7/1/36	10,260,000	12,303,792
5% 7/1/37	8,495,000	10,159,001
Series 2016:
5% 3/1/31	1,500,000	1,718,790
5% 3/1/32	7,500,000	8,583,525
Series 2017 A:
5% 4/1/34	6,875,000	8,406,200
5% 4/1/35	16,830,000	20,505,504
5% 4/1/42	18,490,000	22,101,467
5% 4/1/47	2,405,000	2,857,693
Series 2017 C, 5% 10/1/26	15,000,000	18,621,750
Series 2017 D:
5% 2/1/33	2,550,000	3,116,789
5% 2/1/36	20,000,000	24,227,600
Series 2017 F:
5% 11/1/38	10,000,000	12,198,300
5% 11/1/39	10,000,000	12,171,900
Series 2018 B, 5% 1/1/32	5,000,000	6,240,300
Series 2019 A:
5% 1/1/35	5,000,000	6,300,100
5% 1/1/37	10,000,000	12,526,100
5% 1/1/49	5,000,000	6,132,050
5.25% 1/1/44	10,000,000	12,568,100
Series 2019 G, 5% 9/1/30	20,000,000	26,035,800
Series A, 5% 1/1/48	9,420,000	11,337,064
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Berklee College Proj.):
5% 10/1/21	225,000	225,691
5% 10/1/23	140,000	140,430
5% 10/1/25	415,000	416,262
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22	3,355,000	3,370,534
(Cape Cod Healthcare Proj.) Series 2004 D, 6% 11/15/28 (Pre-Refunded to 11/15/19 @ 100)	2,735,000	2,739,020
(Winchester Hosp. Proj.) Series 2010 H, 5.25% 7/1/38 (Pre-Refunded to 7/1/20 @ 100)	18,995,000	19,505,206
Series 2010 C:
5% 7/1/30	4,460,000	4,569,939
5.125% 7/1/35	930,000	951,902
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.:
Series 183, 3.5% 12/1/46	2,065,000	2,150,140
Series 2017, 4% 6/1/43 (a)	1,700,000	1,813,951
Series 207, 4% 6/1/49	2,700,000	2,954,799
Massachusetts Port Auth. Rev.:
Series 2012 A:
5% 7/1/37 (a)	2,000,000	2,166,780
5% 7/1/42 (a)	10,300,000	11,122,558
Series 2012 B:
5% 7/1/25	4,150,000	4,562,054
5% 7/1/27	6,570,000	7,215,043
5% 7/1/28	5,030,000	5,521,079
Series 2014 B, 5% 7/1/39 (a)	4,965,000	5,610,053
Series 2014 C:
5% 7/1/28	3,000,000	3,494,610
5% 7/1/29	4,205,000	4,901,348
5% 7/1/30	3,000,000	3,485,940
Series 2015 A:
5% 7/1/28	460,000	550,408
5% 7/1/28 (a)	500,000	589,910
5% 7/1/29 (a)	1,245,000	1,467,021
5% 7/1/30	1,400,000	1,665,174
5% 7/1/30 (a)	1,450,000	1,702,271
5% 7/1/40 (a)	2,000,000	2,303,000
5% 7/1/45 (a)	3,500,000	4,006,380
5% 7/1/45	5,570,000	6,459,306
Series 2016 A:
5% 7/1/26	695,000	855,392
5% 7/1/28	760,000	932,414
5% 7/1/30	1,660,000	2,022,594
5% 7/1/32	1,970,000	2,384,547
5% 7/1/36	3,760,000	4,514,218
Series 2016 B:
4% 7/1/46 (a)	10,875,000	11,703,131
5% 7/1/43 (a)	6,410,000	7,487,649
Series 2017 A:
5% 7/1/30 (a)	1,280,000	1,560,922
5% 7/1/31 (a)	1,095,000	1,330,075
5% 7/1/32 (a)	1,370,000	1,658,358
5% 7/1/33 (a)	1,250,000	1,511,663
5% 7/1/35 (a)	2,000,000	2,404,600
5% 7/1/36 (a)	1,720,000	2,062,985
5% 7/1/42 (a)	4,110,000	4,862,541
Series 2019 A, 5% 7/1/34 (a)	2,500,000	3,129,200
Series 2019 C:
5% 7/1/31 (a)	3,500,000	4,426,240
5% 7/1/38 (a)	5,000,000	6,168,950
5% 7/1/39 (a)	5,000,000	6,153,250
5% 7/1/49 (a)	2,500,000	3,026,675
Massachusetts Port Auth. Spl. Facilities Rev.:
(Bosfuel Proj.) Series 2019 A:
5% 7/1/21 (a)	690,000	731,152
5% 7/1/22 (a)	500,000	546,335
5% 7/1/23 (a)	360,000	404,777
5% 7/1/24 (a)	615,000	709,772
5% 7/1/25 (a)	1,000,000	1,180,520
(ConRAC Proj.) Series 2011 A, 5.125% 7/1/41	13,000,000	13,736,840
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2011 B, 5% 10/15/41	15,065,000	16,065,015
Series 2012 A, 5% 8/15/23	15,000,000	16,572,600
Series 2012 B, 5% 8/15/30	18,400,000	20,243,864
Series 2013 A, 5% 5/15/43	18,675,000	20,804,510
Series 2016 A:
5% 11/15/40	7,335,000	8,622,879
5% 11/15/41	7,710,000	9,053,082
Series 2019 A:
5% 2/15/22	1,760,000	1,912,733
5% 2/15/23	640,000	718,496
5% 2/15/44	10,000,000	12,312,100
Massachusetts Spl. Oblig. Dedicated Tax Rev. Series 2005:
5.25% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,270,000	4,469,793
5.5% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,297,860
5.5% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	19,080,000	25,587,997
5.5% 1/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,770,000	6,599,152
Massachusetts State College Bldg. Auth. Rev.:
Series 2002 A, 0% 5/1/22 (Escrowed to Maturity)	2,250,000	2,168,843
Series 2003 B:
0% 5/1/28 (XL Cap. Assurance, Inc. Insured)	6,080,000	5,156,813
5.375% 5/1/20 (XL Cap. Assurance, Inc. Insured)	1,825,000	1,862,966
Series 2009 B:
5% 5/1/35 (Pre-Refunded to 5/1/20 @ 100)	5,560,000	5,666,307
5% 5/1/40 (Pre-Refunded to 5/1/20 @ 100)	4,625,000	4,713,430
Series 2012 A:
5% 5/1/36	5,470,000	5,890,534
5% 5/1/36 (Pre-Refunded to 5/1/22 @ 100)	1,890,000	2,069,701
5% 5/1/41	7,205,000	7,735,216
5% 5/1/41 (Pre-Refunded to 5/1/22 @ 100)	2,795,000	3,060,749
Series 2012 B:
5% 5/1/29	2,000,000	2,173,160
5% 5/1/30	1,870,000	2,028,071
5% 5/1/37	3,075,000	3,308,300
5% 5/1/43	11,125,000	11,938,015
Series 2014 B:
5% 5/1/39	2,500,000	2,830,450
5% 5/1/44	13,935,000	15,689,556
Series 2014 D:
5% 5/1/39	7,575,000	8,779,122
5% 5/1/41	4,515,000	5,216,360
Series 2016 A:
5% 5/1/38	11,450,000	13,291,046
5% 5/1/41	7,960,000	9,196,506
5% 5/1/49	12,015,000	13,783,007
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.:
Series 1997 C, 0% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800,000	1,716,210
Sr. Series A:
0% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,110,000	4,694,404
0% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,700,000	6,560,939
0% 1/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	33,195,000	27,424,049
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 2011 B, 5% 8/1/36 (Pre-Refunded to 8/1/21 @ 100)	4,110,000	4,376,862
Series 2012 A, 5% 8/1/37 (Pre-Refunded to 8/1/22 @ 100)	8,000,000	8,824,240
Series 2016 B, 5% 8/1/40	4,625,000	5,523,268
Series 2016 C:
5% 8/1/34	10,000,000	12,115,400
5% 8/1/35	12,550,000	15,171,193
5% 8/1/40	20,500,000	24,481,510
Series B, 5.25% 8/1/26	3,000,000	3,762,840
Reading Gen. Oblig. Series 2012:
5% 2/1/20	1,165,000	1,175,997
5% 2/1/22	1,245,000	1,351,833
5% 2/1/23	1,185,000	1,330,281
Shrewsbury Gen. Oblig. Series 2019, 5% 7/15/29	2,000,000	2,582,820
Springfield Gen. Oblig. Series 2017:
5% 3/1/20	2,715,000	2,748,756
5% 3/1/23	1,775,000	1,994,940
5% 3/1/24	2,225,000	2,579,487
5% 3/1/25	2,420,000	2,887,980
Univ. of Massachusetts Bldg. Auth. Facilities Rev.:
(Bldg. Auth. Proj.) Series 2015 1:
5% 11/1/27	3,500,000	4,225,410
5% 11/1/28	6,000,000	7,235,640
5% 11/1/29	6,230,000	7,492,260
5% 11/1/30	6,000,000	7,187,400
Series 2014 1, 5% 11/1/44	20,445,000	23,545,075
Univ. of Massachusetts Bldg. Auth. Rev. Series 2019 1:
5% 5/1/34	600,000	766,200
5% 5/1/35	2,000,000	2,546,720
5% 5/1/36	3,400,000	4,313,342
5% 5/1/37	3,200,000	4,045,344
5% 5/1/38	3,000,000	3,779,700
5% 5/1/39	2,000,000	2,513,440
Westfield Gen. Oblig. Series 2014:
5% 3/1/26	2,990,000	3,456,679
5% 3/1/27	2,740,000	3,160,590
Worcester Gen. Oblig. Series 2001 A, 5.25% 8/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	155,000	155,471

TOTAL MASSACHUSETTS		2,199,899,715

TOTAL MUNICIPAL BONDS
(Cost $2,083,783,635)		2,200,829,035

Municipal Notes - 3.2%
Massachusetts - 3.2%
Massachusetts Dev. Fin. Agcy. Rev. Series 2005, 1.2% 11/7/19, LOC Bank of America NA, VRDN (a)(b)	1,350,000	$1,350,000
Massachusetts Edl. Fing. Auth. Rev. Participating VRDN Series Floaters XF 25 11, 1.32% 11/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(e)(f)	1,685,000	1,685,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
Series 2007 A1, 1.27% 11/1/19 (Liquidity Facility Wells Fargo Bank NA), VRDN (b)	35,700,000	35,699,982
Series 2009 K1, 1.24% 11/1/19, LOC Barclays Bank PLC, VRDN (b)	3,765,000	3,765,000
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. Participating VRDN Series Floaters ZF 27 98, 1.17% 11/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)(e)(f)	3,000,000	3,000,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series 15 XF2203, 1.14% 11/7/19 (Liquidity Facility Citibank NA) (b)(e)(f)	3,000,000	3,000,000
Series Floaters XF 25 46, 1.13% 11/7/19 (Liquidity Facility Citibank NA) (b)(e)(f)	4,480,000	4,480,000
Series Floaters XM 04 30, 1.15% 11/7/19 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	3,330,000	3,330,000
Series Floaters YX 10 29, 1.15% 11/7/19 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	5,000,000	5,000,000
Nahant BAN:
Series 2019 A, 2.5% 6/26/20	1,047,800	1,055,322
Series 2019 B, 2.5% 7/9/20	3,083,334	3,107,748
Truro Massachusetts BAN Series 2019, 2.5% 6/19/20	3,000,000	3,022,039
Univ. of Massachusetts Bldg. Auth. Rev. Series 2011 1, 1.16% 11/7/19 (Liquidity Facility Wells Fargo Bank NA), VRDN (b)	4,500,000	4,500,000
TOTAL MUNICIPAL NOTES
(Cost $72,985,000)		72,995,091
TOTAL INVESTMENT IN SECURITIES - 98.9%
(Cost $2,156,768,635)		2,273,824,126
NET OTHER ASSETS (LIABILITIES) - 1.1%		25,856,564
NET ASSETS - 100%		$2,299,680,690

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $23,050,543 or 1.0% of net assets.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Provides evidence of ownership in one or more underlying municipal bonds.

 (f) Coupon rates are determined by re-marketing agents based on current market conditions.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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